Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, net consists of the following (in thousands):

	December 31,
	2013	2012
Land and land improvements	$31	$61
Buildings	13,026	2,227
Machinery and equipment	14,274	8,029
Furniture, fixtures and office equipment	47,364	19,006
Construction in progress	13,997	2,737
Surgical instruments	52,893	50,860
	141,585	82,920
Less: Accumulated depreciation	(71,070)	(41,438)
	$70,515	$41,482

The components of property, plant and equipment recorded under capital leases consist of the following (in thousands):

	December 31,
	2013	2012
Buildings	$8,192	$—
Furniture, fixtures and office equipment	59	—
	8,251	—
Less: Accumulated depreciation	(48)	—
	$8,203	$—

Depreciation expense recognized within results of continuing operations approximated $14.4 million, $14.8 million, and $14.0 million for the years ended December 31, 2013, 2012, and 2011, respectively, and included depreciation of assets under capital leases.
In December 2013, we entered into a capital lease for our new corporate headquarters building. Total capitalized costs associated with this capital lease will be depreciated over the lease term, which is 10 years.